Cover	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	SUNRISE REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-41971
Entity Tax Identification Number	93-3168928
Entity Address, Address Line One	525 Okeechobee Blvd.
Entity Address, Address Line Two	Suite 1650
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	530-3315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SUNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002012706
Amendment Flag	false